Additional Financial Information - Schedule of Other Assets and Other Accrued Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other current assets
Prepaid expenses and other	$ 44.6	$ 34.8	$ 36.0
Restricted cash		43.7	27.5
Restricted cash	48.0	43.7	27.5
Contract assets	56.6	59.9
Contract assets		59.9	63.5
Interest rate swap assets		35.6	0.0
Interest rate swap assets	12.2	35.6
Tax credits receivable	166.6	199.1	129.5
Other current assets	328.0	373.1	256.5
Other non-current assets
Prepaid expenses and other		18.3	7.4
Prepaid expenses and other	13.8	18.3
Restricted cash		13.7	13.0
Restricted cash	11.6	13.7	13.0
Accounts receivable	47.0	111.7	37.8
Contract assets		3.2	5.1
Contract assets	5.2	3.2
Tax credits receivable	394.7	361.7	341.8
Operating lease right-of-use assets	307.0	344.3	116.8
Interest rate swap assets		0.0	41.1
Other non-current assets	779.3	852.9	563.0
Starz Business of Lions Gate Entertainment Corp
Other current assets
Prepaid expenses and other	18.3	18.1	18.8
Other current assets	18.3	18.1	18.8
Other non-current assets
Accounts receivable	2.3	3.5	1.4
Operating lease right-of-use assets	40.7	44.5	52.2
Other non-current assets	$ 43.0	$ 48.0	$ 53.6